J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan U.S. Equity Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated July 21, 2016

to the Prospectuses dated November 1, 2015, as supplemented

Effective immediately, the portfolio manager information for JPMorgan U.S. Equity Fund (the “Fund”) in the section titled “Management” in the Fund’s “Risk/Return Summary” is hereby deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Thomas Luddy	2006	Managing Director
Susan Bao	2001	Managing Director
David Small	2016	Managing Director
Scott Davis	2014	Managing Director

In addition, the paragraph under the heading “U.S. Equity Fund” in the section titled “The Funds’ Management and Administration — The Portfolio Managers” is hereby deleted in its entirety and replaced by the following:

U.S. Equity Fund

The portfolio managers primarily responsible for daily management of the Fund are Thomas Luddy, Managing Director of JPMIM; Susan Bao, Managing Director of JPMIM; David Small, Managing Director of JPMIM; and Scott Davis, Managing Director of JPMIM, each of whom has day to day management responsibility for a portion of the Fund. An employee since 1976, Mr. Luddy has held numerous key positions in the firm, including Global Head of Equity, Head of Equity Research and Chief Investment Officer. He began as an equity research analyst, becoming a portfolio manager in 1982. Ms. Bao has been a portfolio manager in the U.S. Equity Group since 2002 and has been employed by the firm since 1997. Mr. Small, an employee since 2005 and a portfolio manager since 2016, was the Associate Director of U.S. Equity Research from July 2015 to July 2016 and is currently the Head of U.S. Equity Research. In addition, Mr. Small previously was the insurance analyst on the Fundamental Research Team from 2008 to 2016. Mr. Davis has been an employee since 2006 and has been a portfolio manager since 2013. Previously, he was an analyst in the U.S. Equity Research Group. Each of the portfolio managers, except Messrs. Small and Davis, is a CFA charterholder.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUSES FOR FUTURE REFERENCE

SUP-USEQ-716

J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan U.S. Equity Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated July 21, 2016

to the Statement of Additional Information

dated November 1, 2015 as supplemented

Effective immediately, the information in the SAI under the headings “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” and “Portfolio Managers — Portfolio Managers’ Ownership of Securities” with respect to the JPMorgan U.S. Equity Fund is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of June 30, 2015:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
U.S. Equity Fund
Thomas Luddy	7	$13,618,053	7	$9,898,726	19	$3,669,522
Susan Bao	8	15,002,020	4	2,245,993	29	13,882,939
David Small*	0	0	0	0	0	0
Scott Davis	0	0	1	134,651	0	0

*	As of June 30, 2016

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of June 30, 2015:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
U.S. Equity Fund
Thomas Luddy	0	$0	1	$3,547,415	5	$3,734,052
Susan Bao	0	0	3	10,805,886	5	3,734,052
David Small*	0	0	0	0	0	0
Scott Davis	0	0	0	0	0	0

*	As of June 30, 2016

SUP-SAI-USEQ-716

Portfolio Managers’ Ownership of Securities

The following table indicates for each Fund the dollar range of securities of each Fund beneficially owned by each portfolio manager, as of June 30, 2015:

Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
U.S. Equity Fund
Thomas Luddy					X
Susan Bao			X
David Small*						X
Scott Davis					X

*	As of June 30, 2016

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE